Accrued Expenses and Other Current Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Detail) - USD ($) $ in Thousands		May 31, 2017	May 31, 2016
Other Liabilities Disclosure [Abstract]
Accrued payroll		$ 157,167	$ 131,151
Payable for purchase of property and equipment		21,445	11,953
Amounts reimbursable to employees	[1]	11,022	8,294
Individual taxes withholding		6,454	8,186
Refundable fees received from students	[2]	8,687	5,755
Business taxes payable			5,259
Value-added taxes payable		9,516	6,506
Accrued advertising fees		7,798	6,443
Rent payable		7,532	6,285
Welfare payable		6,102	6,004
Royalty fees payable	[3]	4,011	3,637
Refundable deposit	[4]	5,382	3,161
Accrued professional service fees		1,486	2,352
Other taxes payable		1,604	1,240
Others	[5]	12,494	10,818
Total		$ 260,700	$ 217,044

[1]	Amounts reimbursable to employees included traveling and the related expenses incurred by employees on behalf of the Group.
[2]	Refundable fees received from students represent (1) the miscellaneous expenses other than tuition fee received from students which will be paid out on behalf of students; and (2) tuition fees refundable to students for withdrawn classes.
[3]	Royalty fees payable related to payments to content providers for on-line learning programs and those to counterparties for copyright and resource sharing.
[4]	Refundable deposits represent student deposits for dormitory or other fees that will be refunded upon graduation and student security deposits refunded upon completion of the study tour.
[5]	Others primarily included transportation expenses, utility fees, property management fees, and other miscellaneous expenses payable.